INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets
	December 31,
	2021	2020
Original amounts:

Technology	$42,504	$42,504
Customer relationships	4,466	4,466
Marketing rights and patents	3,421	3,421

	50,391	50,391
Accumulated amortization:

Technology	42,403	42,202
Customer relationships	4,466	4,466
Marketing rights and patents	2,882	2,641

	49,751	49,309

	$640	$1,082

Schedule of Estimated Amortization Expenses
Year ending December 31,

2022	$342
2023	182
2024	116

$640